Reporting Entity (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segments	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Reporting Entity [Abstract]
Number of business segment (in segments) | segments	1
Net loss	$ (268,377)	$ (1,729,001)	$ (2,203,554)
Accumulated losses	$ (54,341,549)	$ (54,073,172)